Investment Objectives and Goals - Neuberger Berman Flexible Credit Income ETF	Oct. 31, 2024
Prospectus [Line Items]
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks high current income
Objective, Secondary [Text Block]	with a secondary objective of long-term capital appreciation.